Average Annual Total Returns - Class Z Shares - Alger Dynamic Opportunities Fund - AC	Class Z Inception Date	Class Z Return Before Taxes 1 Year	Class Z Return Before Taxes 5 Years	Class Z Return Before Taxes 10 Years	Class Z Return After Taxes on Distributions 1 Year	Class Z Return After Taxes on Distributions 5 Years	Class Z Return After Taxes on Distributions 10 Years	Class Z Return After Taxes on Distributions and Sale of Shares 1 Year	Class Z Return After Taxes on Distributions and Sale of Shares 5 Years	Class Z Return After Taxes on Distributions and Sale of Shares 10 Years	1 Year	5 Years	10 Years	S&P 500 Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	Dec. 29, 2010	47.58%	13.91%	9.72%	45.46%	12.90%	8.71%	28.81%	10.86%	7.58%	17.49%	8.19%	5.33%	18.40%	15.22%	13.88%